Investment Strategy - Touchstone Large Company Growth ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization issuers. Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund’s portfolio generally will contain 25 to 45 equity securities. The Fund currently defines a large capitalization issuer as one that has a market capitalization of $10 billion or more at the time of purchase.
In addition, the Fund may invest up to 20% of its assets in equity securities of foreign issuers, including emerging markets, through, but not limited to, American Depositary Receipts (“ADRs”) or other depositary receipts. The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, geographic regions or sectors of the global economy. The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology and communication services.
DSM Capital Partners LLC (“DSM”), the Fund’s sub–adviser, manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon. This means in general terms that DSM seeks to identify issuers which it believes exhibit certain quality characteristics. For instance, DSM selects issuers that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements. DSM generally sells an equity security when its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund currently defines a large capitalization issuer as one that has a market capitalization of $10 billion or more at the time of purchase.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For instance, DSM selects issuers that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization issuers.